TAXES (Tables)	6 Months Ended
Jul. 01, 2022
Income Tax [Abstract]
Disclosure of income tax expense	The following table summarises the major components of income tax expense for the periods presented:

	1 July 2022	2 July 2021
	€ million	€ million
Current income tax:
Current income tax charge	228	125
Adjustment in respect of current income tax from prior periods	8	(13)
Total current tax	236	112
Deferred tax:
Relating to the origination and reversal of temporary differences	(4)	(25)
Adjustment in respect of deferred income tax from prior periods	(9)	4
Relating to changes in tax rates or the imposition of new taxes	—	118
Total deferred tax	(13)	97
Income tax charge per the consolidated income statement	223	209